Segmental analysis - Adjusted profit before tax and balance sheet data (Details) £ in Millions		12 Months Ended
		Dec. 31, 2022 GBP (£) segment global_function	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Operating Segments [Abstract]
Number of reportable segments | segment		3
Number of global functions | global_function		11
Operating Segments [Line Items]
Revenue and other operating income	[1]	£ 4,646	£ 6,120	£ 5,900
Net interest income		1,904	1,754	1,898
Change in expected credit losses and other credit impairment charges		(222)	174	(808)
Net operating income		4,424	6,294	5,092
Total operating expenses		(5,353)	(5,462)	(6,705)
Operating (loss)/profit		(929)	832	(1,613)
Share of (loss)/profit in associates and joint ventures		(30)	191	(1)
(Loss)/profit before tax		(959)	1,023	(1,614)
Operating segments
Operating Segments [Line Items]
Revenue and other operating income		6,782	6,330	5,997
Net interest income		1,904	1,754	1,898
Change in expected credit losses and other credit impairment charges		(222)	174	(808)
Net operating income		6,560	6,504	5,189
Total operating expenses		(4,806)	(5,118)	(5,372)
Operating (loss)/profit		1,754	1,386	(183)
Share of (loss)/profit in associates and joint ventures		(30)	191	(1)
(Loss)/profit before tax		£ 1,724	£ 1,577	£ (184)
Adjusted cost efficiency ratio		0.709	0.809	0.896
Operating segments | MSS
Operating Segments [Line Items]
Revenue and other operating income		£ 2,413	£ 2,055	£ 1,968
Net interest income		(54)	(232)	(96)
Change in expected credit losses and other credit impairment charges		(1)	1	1
Net operating income		2,412	2,056	1,969
Total operating expenses		(1,940)	(2,064)	(1,949)
Operating (loss)/profit		472	(8)	20
Share of (loss)/profit in associates and joint ventures		0	0	0
(Loss)/profit before tax		£ 472	£ (8)	£ 20
Adjusted cost efficiency ratio		0.804	1.004	0.990
Operating segments | GB
Operating Segments [Line Items]
Revenue and other operating income		£ 1,571	£ 1,367	£ 1,381
Net interest income		903	568	651
Change in expected credit losses and other credit impairment charges		(153)	140	(448)
Net operating income		1,418	1,507	933
Total operating expenses		(932)	(918)	(878)
Operating (loss)/profit		486	589	55
Share of (loss)/profit in associates and joint ventures		0	0	0
(Loss)/profit before tax		£ 486	£ 589	£ 55
Adjusted cost efficiency ratio		0.593	0.672	0.636
Operating segments | GBM Other
Operating Segments [Line Items]
Revenue and other operating income		£ (8)	£ 579	£ 624
Net interest income		(16)	224	46
Change in expected credit losses and other credit impairment charges		(1)	5	(4)
Net operating income		(9)	584	620
Total operating expenses		(318)	(485)	(672)
Operating (loss)/profit		(327)	99	(52)
Share of (loss)/profit in associates and joint ventures		(2)	0	0
(Loss)/profit before tax		(329)	£ 99	£ (52)
Adjusted cost efficiency ratio			0.839	1.077
Operating segments | CMB
Operating Segments [Line Items]
Revenue and other operating income		1,432	£ 1,095	£ 1,133
Net interest income		925	649	686
Change in expected credit losses and other credit impairment charges		(54)	7	(322)
Net operating income		1,378	1,102	811
Total operating expenses		(593)	(612)	(659)
Operating (loss)/profit		785	490	152
Share of (loss)/profit in associates and joint ventures		0	0	0
(Loss)/profit before tax		£ 785	£ 490	£ 152
Adjusted cost efficiency ratio		0.414	0.559	0.582
Operating segments | WPB
Operating Segments [Line Items]
Revenue and other operating income		£ 1,492	£ 1,275	£ 1,035
Net interest income		710	567	664
Change in expected credit losses and other credit impairment charges		(7)	23	(39)
Net operating income		1,485	1,298	996
Total operating expenses		(908)	(975)	(1,128)
Operating (loss)/profit		577	323	(132)
Share of (loss)/profit in associates and joint ventures		0	0	0
(Loss)/profit before tax		£ 577	£ 323	£ (132)
Adjusted cost efficiency ratio		0.609	0.765	1.090
Operating segments | Corporate Centre
Operating Segments [Line Items]
Revenue and other operating income		£ (118)	£ (41)	£ (144)
Net interest income		(564)	(22)	(53)
Change in expected credit losses and other credit impairment charges		(6)	(2)	4
Net operating income		(124)	(43)	(140)
Total operating expenses		(115)	(64)	(86)
Operating (loss)/profit		(239)	(107)	(226)
Share of (loss)/profit in associates and joint ventures		(28)	191	(1)
(Loss)/profit before tax		£ (267)	£ 84	£ (227)

[1]	Net operating income before change in expected credit losses and other credit impairment charges is also referred to as 'revenue'.